General (Details Narrative)	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Incorporation		Jul. 17, 2014
Name Change to Totally Hemp crazy	Oct. 23, 2014	Oct. 23, 2014
Name Change to Rocky Mountain High Brands, Inc.	Oct. 23, 2015
Acquired assets of BFIT Brands LLC	Jul. 25, 2018